[INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                               BOSTON, MA 02116]


September 21, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:     ING Partners, Inc.
        File Nos. 333-32575 and 811-8319

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of ING Partners, Inc. (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectus and Statement of Additional Information, both dated September 15, 2004, do not differ from those contained in Post-Effective Amendment ("PEA") No. 16, the most recent amendment to the Fund's Registration Statement, on Form N-1A, which became effective with the Securities and Exchange Commission on September 15, 2004, and (ii) the text of PEA No. 16 was filed electronically, via EDGAR, on September 15, 2004.

Please direct any comments to the undersigned at 617-937-7214.

Sincerely,


/s/ John M. DelPrete
John M. DelPrete


cc:  Huey Falgout